Organization and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted net loss per share	$ 0.01	$ 0.00	$ 0.00	$ (0.14)	$ (0.15)	$ (0.06)
Non-redeemable Common Shares [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted net loss per share	$ (0.23)	$ (0.21)	$ (0.49)	$ (0.54)	$ (0.49)	$ (0.25)